Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Goodwill
The following table presents goodwill for the years ended December 31, 2023 and 2022:

	December 31,

	2023	2022
Cost:
Balance as of January 1,	5,869	5,940
Acquisitions	879	104
Disposals of businesses	(104)	(36)
Translation and other, net	75	(139)
Carrying amount as of December 31:	6,719	5,869

Summary of Carrying Amount of Goodwill by Cash Generating Unit	The following table shows the carrying amount of goodwill that was tested for impairment by CGU:

Cash-Generating Unit	2023
Legal Professionals	3,682
Corporates	1,432
Tax & Accounting Professionals	1,129
Reuters News	180
Global Print	244

Impairment Test of Goodwill- Key Assumptions
The key assumptions used in performing the impairment test, by CGU, are presented below:

Cash-Generating Unit	Perpetual Growth Rate (1)	Discount Rate	Tax Rate
Legal Professionals	2.5%	11.0%	26.6%
Corporates	2.5%	11.0%	26.8%
Tax & Accounting Professionals	3.0%	11.5%	27.6%
Reuters News	2.5%	13.0%	25.0%
Global Print	(5.5%)	11.5%	26.8%
(1) The perpetual growth rate is applied to the final year of cash flow projections.